Components of Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash And Cash Equivalents [Line Items]
Cash	$ 34,561	$ 3,599
Money market funds	81,817	34,265
Total cash and cash equivalents	$ 116,378	$ 37,864	$ 13,577	$ 11,137